SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 25, 2025	Sep. 30, 2023	Nov. 25, 2026	Jan. 31, 2026	Jan. 05, 2026	Dec. 08, 2025	Dec. 03, 2025	Nov. 25, 2025	Oct. 08, 2025	Sep. 30, 2025	Sep. 02, 2025	Mar. 31, 2024	Jan. 31, 2024
IfrsStatementLineItems [Line Items]
Investment												$ 1,000,000.0
Warrants purchase		157,895
Pre-Funded Warrants											$ 15,000,000
Aggregate amount	$ 15,000,000
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	160,000									882			308
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	105,000
Warrants purchase	2,513,240
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Sale of ordinary shares							$ 420,690,000	$ 15,307,818	$ 18,473,482
Shares issued								2,569,000
Proceeds from issuance of shares			$ 11,209,414
Number of shares exercised						1,230,590.71
Number of shares issued						187,515.21
Total equipment cost					$ 40,900,000
Deposit				$ 6,000,000	$ 2,000,000